Segment Information - Reconciliation of Operating Income of Reportable Segments to Total Consolidated Operating Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income	$ 2,419	$ 1,323	$ 1,203
Impairment, restructuring charges and other related closure costs	(2)	(11)	(5)
Gain on sale of non-current assets	5	14	7
Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income	2,442	1,496	1,307
Segment Reconciling Items [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income	(23)	(173)	(104)
Impairment, restructuring charges and other related closure costs	(2)	(11)	(5)
Unused capacity charges	(16)	(153)	(65)
Other unallocated manufacturing results	1	(8)	(25)
Gain on sale of non-current assets	3	11	6
Strategic and other research and development programs and other non-allocated provisions	$ (9)	$ (12)	$ (15)